Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: June 12, 2024

Payment Date	6/17/2024
Collection Period Start	5/1/2024
Collection Period End	5/31/2024
Interest Period Start	5/15/2024
Interest Period End	6/16/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$586,638,593.74	$35,820,671.84	$550,817,921.90	0.830558	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$794,328,593.74	$35,820,671.84	$758,507,921.90

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$846,431,867.95	$808,190,285.04	0.398947
YSOC Amount	$47,355,580.15	$44,934,669.08
Adjusted Pool Balance	$799,076,287.80	$763,255,615.96
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$586,638,593.74	3.17000%	30/360	$1,549,703.62
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$794,328,593.74			$2,155,795.12

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$846,431,867.95	$808,190,285.04
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$799,076,287.80	$763,255,615.96
Number of Receivables Outstanding	60,986	59,803
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	37.0	36.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,548,527.54
Principal Collections	$37,885,327.61
Liquidation Proceeds	$172,345.82
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$40,606,200.97
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$40,606,200.97

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$705,359.89	$705,359.89	$—	$—	$39,900,841.08
Interest - Class A-1 Notes	$—	$—	$—	$—	$39,900,841.08
Interest - Class A-2 Notes	$—	$—	$—	$—	$39,900,841.08
Interest - Class A-3 Notes	$1,549,703.62	$1,549,703.62	$—	$—	$38,351,137.46
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$37,934,117.79
First Allocation of Principal	$—	$—	$—	$—	$37,934,117.79
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$37,877,306.04
Second Allocation of Principal	$—	$—	$—	$—	$37,877,306.04
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$37,815,113.79
Third Allocation of Principal	$12,092,977.78	$12,092,977.78	$—	$—	$25,722,136.01
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,652,068.18
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,672,068.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,672,068.18
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,924,374.12
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,924,374.12
Remaining Funds to Certificates	$1,924,374.12	$1,924,374.12	$—	$—	$—
Total	$40,606,200.97	$40,606,200.97	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$47,355,580.15
Increase/(Decrease)	$(2,420,911.07)
Ending YSOC Amount	$44,934,669.08

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$799,076,287.80	$763,255,615.96
Note Balance	$794,328,593.74	$758,507,921.90
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	33	$356,255.30
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	141	$172,345.82
Monthly Net Losses (Liquidation Proceeds)			$183,909.48
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			(0.10)%
Preceding Collection Period			0.12%
Current Collection Period			0.27%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$4,042,891.66
Cumulative Net Loss Ratio			0.20%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.33%	154	$2,690,281.41
60-89 Days Delinquent	0.10%	45	$822,864.06
90-119 Days Delinquent	0.05%	19	$442,857.94
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.49%	218	$3,956,003.41

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$154,005.26
Total Repossessed Inventory		17	$336,055.48

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		64	$1,265,722.00
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.14%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.63	0.08%	32	0.05%